Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Lubricants	$ 11,877	$ 12,293
Bunkers	35,417	38,860
Total	$ 47,294	$ 51,153